Subordinated liabilities - Redemption (Details) £ / shares in Units, € in Millions, £ in Millions, $ in Millions	Dec. 31, 2024 GBP (£) £ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 GBP (£) £ / shares
Subordinated liabilities
Dated subordinated liabilities before value adjustment due to hedge accounting	£ 6,091.0			£ 5,735.0
Dated loan capital	5,996.0			5,573.0
Undated loan capital	21.0			22.0
Preference shares	119.0			119.0
Impact on carrying value due to fair value hedging	(95.0)			(162.0)
Subordinated liabilities	£ 6,136.0			£ 5,714.0
Par value per share | £ / shares	£ 1.0769			£ 1.0769
NatWest Group plc
Subordinated liabilities
Dated loan capital	£ 5,840.0			£ 5,481.0
Natwest Group plc, $2,250 million 5.125% notes Maturity dated May-2024
Subordinated liabilities
Notional amount | $		$ 2,250
Interest rate	5.125%	5.125%	5.125%
Dated loan capital				418.0
Natwest Group plc, £1,000 million 3.622% notes Maturity dated Aug 2030
Subordinated liabilities
Notional amount	£ 1,000.0
Interest rate	3.622%	3.622%	3.622%
Dated loan capital	£ 1,006.0			985.0
Natwest Group plc, £1,000 million 2.105% notes Maturity dated Nov-2031
Subordinated liabilities
Notional amount	£ 1,000.0
Interest rate	2.105%	2.105%	2.105%
Dated loan capital	£ 1,001.0			1,000.0
Natwest Group plc, $1,000 million 6.475% notes Maturity dated Jun-2034
Subordinated liabilities
Notional amount | $		$ 1,000
Interest rate	6.475%	6.475%	6.475%
Dated loan capital	£ 799.0
Natwest Group plc, $850 million 3.032% notes Maturity dated Nov-2035
Subordinated liabilities
Notional amount | $		$ 850
Interest rate	3.032%	3.032%	3.032%
Dated loan capital	£ 550.0			541.0
Natwest Group plc, €750 million 1.043% notes Maturity dated Sep-2032
Subordinated liabilities
Notional amount | €			€ 750
Interest rate	1.043%	1.043%	1.043%
Dated loan capital	£ 624.0			652.0
Natwest Group plc, $750 million 3.754% notes Maturity dated Nov-2029
Subordinated liabilities
Notional amount | $		$ 750
Interest rate	3.754%	3.754%	3.754%
Dated loan capital				592.0
Natwest Group plc, €700 million 5.763% notes Maturity dated Feb-2034
Subordinated liabilities
Notional amount | €			€ 700
Interest rate	5.763%	5.763%	5.763%
Dated loan capital	£ 608.0			636.0
Natwest Group plc, £650 million 7.416% notes Maturity dated Jun-2033
Subordinated liabilities
Notional amount	£ 650.0
Interest rate	7.416%	7.416%	7.416%
Dated loan capital	£ 644.0			657.0
Natwest Group plc, £600 million 5.642% notes Maturity dated Oct-2034
Subordinated liabilities
Notional amount	£ 600.0
Interest rate	5.642%	5.642%	5.642%
Dated loan capital	£ 608.0
Other subsidiaries, €170 million Floating rate notes Maturity dated Feb-2041
Subordinated liabilities
Notional amount | €			€ 170
Dated loan capital	£ 234.0			237.0
Other subsidiaries, $150 million 7.125% notes Maturity dated Oct-93
Subordinated liabilities
Notional amount | $		$ 150
Interest rate	7.125%	7.125%	7.125%
Dated loan capital	£ 17.0			17.0
Other Subsidiaries £31 Million 7.38% Notes
Subordinated liabilities
Notional amount	£ 31.0
Interest rate	7.38%	7.38%	7.38%
Undated loan capital	£ 1.0			1.0
Other Subsidiaries £16 Million 5.63% Notes
Subordinated liabilities
Notional amount	£ 16.0
Interest rate	5.63%	5.63%	5.63%
Undated loan capital	£ 17.0			18.0
Other subsidiaries £4.9 Million 2.5% fixed notes
Subordinated liabilities
Notional amount	£ 4.9
Interest rate	2.50%	2.50%	2.50%
Undated loan capital	£ 3.0			3.0
Other subsidiaries, £140 million Non-cumulative preference shares of £1
Subordinated liabilities
Notional amount	140.0
Preference shares	£ 119.0			£ 119.0
Par value per share | £ / shares	£ 1